Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment, Gross		$ 834	$ 800
Less: accumulated depreciation		(529)	(452)
Total property and equipment, net	$ 270	305	348
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, Gross		504	504
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, Gross		160	167
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, Gross		90	94
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, Gross		$ 80	$ 35